DIVIDEND PAYABLES	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
DIVIDEND PAYABLES

21.	DIVIDEND PAYABLES

	As of March 31,
	2024	2025
	HK$’000	HK$’000

Dividend payables – related party (Note 16(c))	6,444	-

The amount represented the dividend payable by Bluemount Financial Group Limited to Echo International Holdings Group Limited (“Echo International”) which is unsecured, interest-bearing at 7% per annum and repayable on March 31, 2025. During the year ended March 31, 2025, the Group settled the dividend payables by (i) cash payment of HK$140,000, and (ii) offsetting an amount receivable from Echo Asia (Hong Kong) Limited, a wholly-owned subsidiary of Echo International, through Bluemount Commodities Limited. The dividend payable was fully repaid on March 18, 2025.